Portfolio of Investments March 31, 2025
JLS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 128.4% (99.3% of Total Investments)
ASSET-BACKED SECURITIES - 38.0% (29.4% of Total Investments) –
$ 1,273,704 (a) AASET 2020-1 Trust, Series 2020 1A 6.413% 01/16/40 $ 722,707
1,500,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 2.714%)
7.031 12/18/37 1,452,568
515,000 (a) Affirm Asset Securitization Trust 2023-B, Series 2023 B 11.320 09/15/28 524,018
394,956 (a) Air Canada 2020-2 Class B Pass Through Trust, Series 2020 A 9.000 10/01/25 398,577
750,000 (a),(b) Apidos CLO XLII Ltd, Series 2022 42A, (TSFR3M + 3.650%) 7.971 04/20/38 743,500
375,000 (a),(b) Armor RE II Ltd, (3-Month U.S. Treasury Bill + 8.500%) 0.000 01/07/28 379,950
550,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 4.080 02/20/28 520,681
750,000 (a),(b) Bonanza RE Ltd, (3-Month U.S. Treasury Bill + 8.450%) 12.787 01/08/26 765,900
307,860 (a),(c) British Airways 2020-1 Class B Pass Through Trust, Series 2020 A 8.375 11/15/28 323,096
2,000,000 (a),(c) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 4.690 12/15/50 1,841,963
775,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 746,937
2,300 (a),(d) Carvana Auto Receivables Trust 2021-N1, Series 2021 N1 0.000 01/10/28 122,130
2,500 (a),(d) Carvana Auto Receivables Trust 2021-P2, Series 2021 P2 0.000 05/10/28 366,250
250,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 6.262%) 1.000 07/17/34 245,706
1,000,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 960,580
385,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M + 6.762%) 11.055 10/20/34 385,963
700,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9.066 04/19/35 701,566
750,000 (a),(b) CIFC Funding 2022-IV Ltd, Series 2022 4A, (SOFR + 3.550%) 7.858 07/16/35 751,826
250,000 (a),(b) Citrus Re Ltd, (3-Month U.S. Treasury Bill + 5.060%) 5.100 06/07/25 251,375
250,000 (a) Cologix Data Centers US Issuer LLC, Series 2021 1A 5.990 12/26/51 236,664
1,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10.743 04/18/37 1,009,923
904,425 (a) EWC Master Issuer LLC, Series 2022 1A 5.500 03/15/52 888,014
500,000 (a) ExteNet Issuer LLC, Series 2024 1A 9.050 07/25/54 522,995
1,500,000 (a),(e) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 1,550,080
1,500,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,587,493
500,000 (a),(b) GoldentTree Loan Management US CLO 1 Ltd, Series 2021 11A,
(LIBOR 3 M + 7.762%)
12.379 10/20/34 487,718
1,000,000 (a),(b) GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series 2023
2A, (SOFR90A + 5.400%)
9.824 03/01/27 1,010,098
173,000 (a),(b) Gracie Point International Funding 2024-1 LLC, Series 2024 1A,
(SOFR90A + 7.150%)
11.572 03/01/28 173,121
478,750 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 455,703
250,000 (a) Hertz Vehicle Financing III LLC, Series 2022 1A 4.850 06/25/26 249,288
250,000 (a),(b) Hestia Re Ltd, (1-Month U.S. Treasury Bill + 10.080%) 14.372 04/22/25 233,750
164,970 (a) HIN Timeshare Trust 2020-A, Series 2020 A 5.500 10/09/39 160,547
117,836 (a) HIN Timeshare Trust 2020-A, Series 2020 A 6.500 10/09/39 112,936
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 786,599
229,016 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 221,144
1,125,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 6.562%) 7.484 01/25/35 1,129,426
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2024 1A 10.860 04/20/54 1,075,523
125,000 (a) MetroNet Infrastructure Issuer LLC, Series 2023 1A 8.010 04/20/53 130,040
125,000 (a) MetroNet Infrastructure Issuer LLC, Series 2023 1A 10.850 04/20/53 133,997
1,000,000 (a) Mexico Remittances Funding Fiduciary Estate Management Sarl 12.500 10/15/31 990,000
1,525,000 (a),(d) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 552,050
539,794 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 5.420 08/20/46 500,995
1,000,000 (a) Mosaic Solar Loan Trust 2024-1, Series 2024 1A 10.000 09/20/49 837,265
128,709 (a) MVW 2020-1 LLC, Series 2020 1A 7.140 10/20/37 128,015
178,262 (a) Oportun Funding 2022-1 LLC, Series 2022 1 6.000 06/15/29 178,341
479,021 (a) Oportun Issuance Trust 2021-B, Series 2021 B 5.410 05/08/31 470,399
253,816 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 248,573
2,000,000 (a) Oportun Issuance Trust 2024-1, Series 2024 1A 12.072 04/08/31 2,065,810
625,000 (a),(b) Palmer Square CLO Ltd, Series 2022 1A, (TSFR3M + 6.350%) 10.643 04/20/35 627,094
500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 11.043 10/20/37 500,894
750,000 (a),(b) Rad CLO 7 Ltd, Series 2020 7A, (TSFR3M + 4.150%) 8.453 04/17/36 752,269
500,000 (a),(b) Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury Bill +
7.690%)
11.982 12/06/26 521,500
137,847 (a) Sierra Timeshare 2020-2 Receivables Funding LLC, Series 2020
2A
6.590 07/20/37 137,704
1,000,000 (a),(b) Sixth Street CLO XIX Ltd, Series 2021 19A, (LIBOR 3 M + 6.162%) 6.035 07/20/34 1,003,973

Portfolio of Investments March 31, 2025
(continued)
JLS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 474,591 (a) Start II LTD, Series 2019 1 5.095% 03/15/44 $ 472,486
447,640 (a),(b) Sunnova Helios XII Issuer LLC, Series 2023 B 6.000 08/22/50 360,413
1,000,000 (a),(b) TCW CLO 2021-2 Ltd, Series 2021 2A, (LIBOR 3 M + 7.122%) 11.747 07/25/34 975,000
1,000,000 (a) Uniti Fiber Abs Issuer Llc, Series 2025 1A 9.120 04/20/55 1,018,667
500,000 (a),(b) Ursa Re II Ltd, (3-Month U.S. Treasury Bill + 7.000%) 11.292 12/06/25 512,500
733,051 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 693,921
289,332 (a) VR Funding LLC, Series 2020 1A 6.420 11/15/50 283,920
500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 505,164
1,000,000 (a) Ziply Fiber Issuer LLC, Series 2024 1A 11.170 04/20/54 1,073,017
500,000 (a) Ziply Fiber Issuer LLC, Series 2024 1A 7.810 04/20/54 518,382
TOTAL ASSET-BACKED SECURITIES
(Cost $41,981,215) 40,288,704
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 90.4% (69.9% of Total Investments) –
500,000 (a),(b) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M +
4.114%)
8.434 04/15/34 308,750
1,000,000 (b),(c) BANK 2017-BNK6, Series 2017 BNK6 3.851 07/15/60 915,925
1,000,000 (a),(c) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 715,624
1,000,000 (a),(b) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.688 02/15/53 816,273
1,750,000 (a),(b) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4.957 08/10/35 1,610,166
500,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.305 02/15/51 392,564
1,100,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.754 12/15/62 861,427
1,500,000 (a) Benchmark 2020-B18 Mortgage Trust, Series 2020 B18 4.139 07/15/53 1,453,429
1,000,000 (b) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 807,055
845,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 599,989
1,500,000 (b) CD 2016-CD2 Mortgage Trust, Series 2016 CD2 3.952 11/10/49 896,214
1,978,000 (b) CD 2017-CD3 Mortgage Trust, Series 2017 CD3 4.539 02/10/50 841,101
24,041 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/25 23,969
672,000 (a),(b) CFK Trust 2019-FAX, Series 2019 FAX 4.637 01/15/39 621,616
352,524 (b) CHL Mortgage Pass-Through Trust 2006-HYB1, Series 2006 HYB1 4.974 03/20/36 328,525
1,499,645 (a),(b) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5.372 08/10/46 1,288,082
925,000 (b) COMM 2014-CCRE15 Mortgage Trust, Series 2014 CR15 3.970 02/10/47 877,858
755,772 (c) COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 739,100
647,344 (b),(c) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.572 02/10/47 621,450
1,500,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 713,910
1,400,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 972,281
2,000,000 (b),(c) COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23 4.492 05/10/48 1,629,101
1,800,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,493,478
892,000 (b),(c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 4.517 08/10/48 869,946
1,245,000 (b),(c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 1,165,663
625,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021 R03,
(SOFR30A + 5.500%)
9.840 12/25/41 650,686
2,100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022 R01,
(SOFR30A + 6.000%)
10.340 12/25/41 2,199,238
1,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022 R03,
(SOFR30A + 9.850%)
14.823 03/25/42 1,124,806
2,840,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05,
(SOFR30A + 7.000%)
11.340 04/25/42 3,071,497
960,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07,
(SOFR30A + 6.800%)
11.136 06/25/42 1,065,057
1,900,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07,
(SOFR30A + 12.000%)
16.336 06/25/42 2,250,926
4,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R02, Series 2023 R02,
(SOFR30A + 5.550%)
9.890 01/25/43 4,373,124
2,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R04, Series 2023 R04,
(SOFR30A + 5.350%)
9.686 05/25/43 2,185,658
2,250,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R05, Series 2023 R05,
(SOFR30A + 4.750%)
9.086 06/25/43 2,430,847
2,280,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 3.900%)
9.188 07/25/43 2,407,711

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 3,110,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 5.900%)
10.240% 07/25/43 $ 3,377,576
33,000,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0.665 05/10/41 1,019,905
78,302 (a),(b) Flagstar Mortgage Trust 2017-2, Series 2017 2 3.980 10/25/47 71,369
7,495,482 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12, (I/O) 1.226 07/25/41 678,116
2,280,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021 DNA6,
(SOFR30A + 7.500%)
11.840 10/25/41 2,428,108
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022 DNA1,
(SOFR30A + 7.100%)
11.440 01/25/42 2,417,803
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022 DNA2,
(SOFR30A + 8.500%)
13.788 02/25/42 2,455,909
4,900,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022 DNA2,
(SOFR30A + 4.750%)
9.090 02/25/42 5,124,124
2,945,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022 DNA3,
(SOFR30A + 9.750%)
15.087 04/25/42 3,312,862
3,750,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022 DNA3,
(SOFR30A + 5.650%)
10.218 04/25/42 3,999,331
1,100,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 1.897%)
6.217 07/15/31 155,925
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 2.397%)
6.717 07/15/31 73,500
892,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 4.222%)
8.542 07/15/31 75,078
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 3.097%)
7.417 07/15/31 66,150
1,000,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 1.747%)
6.067 07/15/31 211,050
1,400,000 (a),(b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, Series 2021
ARDN, (TSFR1M + 3.464%)
7.784 11/15/36 1,385,774
1,000,000 (a),(b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, Series 2021
ARDN, (TSFR1M + 2.864%)
7.184 11/15/36 992,504
2,000,000 (b),(c) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3.949 11/10/49 1,748,000
441,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.457 05/05/32 422,408
377,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.457 05/05/32 361,833
366,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.972 01/16/37 148,018
2,000,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22, Series
2014 C22
4.510 09/15/47 1,829,539
1,000,000 JPMBB Commercial Mortgage Securities Trust 2015-C27, Series
2015 C27
3.898 02/15/48 859,884
760,000 (b),(c) JPMBB Commercial Mortgage Securities Trust 2015-C29, Series
2015 C29
4.118 05/15/48 747,349
1,189,000 (b),(c) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.700 03/17/49 1,114,547
2,000,000 (b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series
2017 JP5
3.904 03/15/50 1,712,532
1,500,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP6, Series
2017 JP6
4.451 07/15/50 1,115,244
1,930,000 (b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP6, Series
2017 JP6
3.701 07/15/50 1,533,279
1,849,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7, Series
2017 JP7
4.425 09/15/50 1,093,838
549,549 (c) Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19,
Series 2014 C19
4.000 12/15/47 532,181
226,295 (b) Morgan Stanley Capital I Trust 2015-MS1, Series 2015 MS1 4.018 05/15/48 216,450
173,373 (b) Morgan Stanley Mortgage Loan Trust 2007-15AR, Series 2007
15AR
3.455 11/25/37 121,315
1,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 709,510
750,000 (a),(b),(c) MSCG Trust 2015-ALDR, Series 2015 ALDR 3.462 06/07/35 727,750
250,000 (a),(b) MSCG Trust 2015-ALDR, Series 2015 ALDR 3.462 06/07/35 239,368

Portfolio of Investments March 31, 2025
(continued)
JLS

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 600,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.279%)
6.599% 07/15/36 $ 502,600
1,050,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 4.329%)
8.649 07/15/36 695,695
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.829%)
7.149 07/15/36 780,749
400,000 (a),(b),(c) OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%) 9.555 11/15/40 402,506
1,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 2.114%)
6.434 07/15/38 733,868
1,000,000 (a),(b),(c) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
5.314 07/15/38 959,784
1,602,435 (a),(b),(c) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
8.269 02/15/39 1,562,728
127,100,000 (a),(b) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE, (I/O) 0.082 02/12/41 484,187
1,000,000 (a),(b),(c) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 7.558 06/15/39 1,004,604
1,250,000 (a),(b) VNDO Trust 2016-350P, Series 2016 350P 3.903 01/10/35 1,175,938
1,300,000 (b),(c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series 2015
NXS1
4.007 05/15/48 1,256,165
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $106,728,029) 95,959,999
TOTAL LONG-TERM INVESTMENTS
(Cost $148,709,244) 136,248,703
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%(0.7% of Total Investments)
991,644 REPURCHASE AGREEMENTS - 0.9% (0.7% of Total Investments) 991,644
991,644 (f) Fixed Income Clearing Corporation 1.360 04/01/25 991,644
TOTAL REPURCHASE AGREEMENTS
(Cost $991,644) 991,644
TOTAL SHORT-TERM INVESTMENTS
(Cost $991,644) 991,644
TOTAL INVESTMENTS - 129.3%
(Cost $149,700,888 ) 137,240,347
BORROWINGS - (2.4)% (g),(h) (2,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (26.7)%(i) (28,302,804)
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (312,629)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 106,104,914
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $110,859,950 or 80.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $40,225,270 have been pledged as collateral for reverse repurchase agreements.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $1,549,977.
(f) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $991,681 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/34, valued at $1,011,681.
(g) Borrowings as a percentage of Total Investments is 1.8%.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $23,282,762 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 20.6%.
JLS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 39,248,274 $ 1,040,430 $ 40,288,704
Mortgage-Backed Securities – 95,959,999 – 95,959,999
Short-Term Investments:
Repurchase Agreements – 991,644 – 991,644
Total $ – $ 136,199,917 $ 1,040,430 $ 137,240,347